Summary of Significant Accounting Policies (Details)	12 Months Ended
	Jun. 30, 2025 SGD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 SGD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 SGD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)
Summary of Significant Accounting Policies [Line Items]
Doubtful accounts	$ 468,971		$ 445,516			$ 368,717
Inventory			54,986
Allowance
Prepaid expenses			2,648
Allowances of prepayment (in Dollars)
Intangible assets	480,618					377,874
Deferred Offering Costs	941,927		814,444			740,567
Impairment of long-lived assets (in Dollars)
Selling and marketing expenses	16,452	$ 12,935			$ 104,423
General and administrative expenses	778,801	612,313	1,556,688		2,310,297
Corporate expenses	391,848	308,080	123,170		778,312
Operating expenses	32,806	25,793	208,980
Employment expenses	48,963		647,295		1,088,059	38,496
Other operating expenses	305,184	239,944	577,243
Operating expenses					443,926
Research and development expenses	$ 1,120,000	$ 880,572	116,592		86,921
Percentage of Tax Benefit	50.00%	50.00%
Penalties and interest incurred (in Dollars)
Unauthorized Tax
Description of segment reporting	the Company’s chief operating decision maker (“CODM”) has been identified as the Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Company.	the Company’s chief operating decision maker (“CODM”) has been identified as the Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Company.
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Chief Executive Officer	Chief Executive Officer
Repotablel segment	1	1
USD [Member]
Summary of Significant Accounting Policies [Line Items]
Exchange rate	1.00					1.00
SGD [Member]
Summary of Significant Accounting Policies [Line Items]
Exchange rate	1.2719					1.2719
Supplier Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Short-term deposits	$ 2,078,263		$ 2,301,806			$ 1,633,983
Customer Concentration Risk [Member] | Company A [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk	29.30%	29.30%
Customer Concentration Risk [Member] | Company A [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk	31.90%	31.90%
Customer Concentration Risk [Member] | Company B [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk	18.10%	18.10%
Customer Concentration Risk [Member] | Company C [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk	15.20%	15.20%
Customer Concentration Risk [Member] | Company C [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk	16.60%	16.60%
Customer Concentration Risk [Member] | Company D [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk	11.10%	11.10%
Customer Concentration Risk [Member] | Company H [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk			79.30%	79.30%
Customer Concentration Risk [Member] | Company H [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk	12.90%	12.90%	22.20%	22.20%
Customer Concentration Risk [Member] | Company L [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk					13.30%
Customer Concentration Risk [Member] | Company L [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk			10.80%	10.80%	13.60%
Customer Concentration Risk [Member] | Company I [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk	11.20%	11.20%	12.20%	12.20%	10.70%
Customer Concentration Risk [Member] | Company M [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk			10.40%	10.40%
Customer Concentration Risk [Member] | Company N [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk			10.40%	10.40%
Customer Concentration Risk [Member] | Company P [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk					16.50%
Vendor J [Member] | Supplier Concentration Risk [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk	81.50%	81.50%	81.50%	81.50%	16.70%
Vendor E [Member] | Supplier Concentration Risk [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk	42.70%	42.70%
Vendor F [Member] | Supplier Concentration Risk [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk	36.20%	36.20%
Vendor G [Member] | Supplier Concentration Risk [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk	16.70%	16.70%
Vendor K [Member] | Supplier Concentration Risk [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk			66.40%	66.40%	72.20%
Vendor Q [Member] | Supplier Concentration Risk [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk			32.40%	32.40%
Vendor O [Member] | Supplier Concentration Risk [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk					48.40%
Vendor K1 [Member] | Supplier Concentration Risk [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk					20.30%
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Useful life	3 years					3 years
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Useful life	5 years					5 years